Discontinued Operations (Consolidated Statement of Cash Flows - Discontinued Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by operating activities of discontinued operations	$ 299	$ 264	$ 65
BlackRock, Inc. | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by operating activities of discontinued operations	$ 299	$ 264	$ 65